DEFERRED PROCEEDS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition And Deferred Revenue [Abstract]
Deferred proceeds from mining and mineral resources	$ 75,000
Deferred proceeds	$ 77,575,000	$ 0